Offsetting financial assets (Detail) - USD ($) $ in Billions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Derivative financial assets
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	[1]	$ 152.0	$ 213.0	$ 121.8
Further netting potential not recognized on the balance sheet	[2]	(138.1)	(193.2)	(110.7)
of which: netting of recognized financial liabilities	[2]	(112.3)	(160.7)	(89.3)
of which: netting with collateral received	[2]	(25.8)	(32.5)	(21.4)
Assets, after consideration of further netting potential		13.9	19.8	11.1
Cash collateral receivables on derivative instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	[1]	30.8	39.5	23.3
Further netting potential not recognized on the balance sheet	[2]	(18.0)	(21.7)	(14.4)
of which: netting of recognized financial liabilities	[2]	(16.7)	(19.6)	(13.3)
of which: netting with collateral received	[2]	(1.3)	(2.1)	(1.1)
Assets, after consideration of further netting potential		$ 12.8	$ 17.9	$ 8.9

[1]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[2]
Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.